License, research and consulting agreements	12 Months Ended
Dec. 31, 2012
License, Research and Consulting Agreements [Abstract]
License, Research and Consulting Agreements Disclosure [Text Block]

4. License, research and consulting agreements:

GlaxoSmithKline (GSK)

In March 2003, Flamel Technologies and SB Pharma Puerto Rico Inc, an affiliate of GSK entered into a license agreement whereby the Company agreed to license its controlled-release Micropump® in order to develop a new formulation for carvedilol, which is marketed by GSK as Coreg.

In 2010, the Company recognized $8,541,000 of royalties on Coreg sales.

In 2011, the Company recognized $8,210,000 of royalties on Coreg sales.

In 2012, the Company recognized $6,870,000 of royalties on Coreg sales

In December 2004, Flamel and GSK (GSK) entered into a four year supply agreement whereby Flamel agreed to supply GSK with commercial supplies of product. The provisions of the agreement include payments to Flamel of $20,717,000 to support the costs and capital expenditure relative to the creation of a manufacturing area for the production of commercial supply of the product. The capital expenditures consist of both buildings and fixtures, and production equipment. Flamel will have immediate title to buildings and fixtures; however title to production equipment remains with GSK for the duration of the supply agreement.

If the Company breaches the supply agreement through gross negligence, GSK can choose to terminate the supply agreement. The likely occurrence of this event is deemed remote given the Company’s ability to perform under supply arrangements based on its historical experience. In the event of a breach and a decision to terminate the agreement, all payments received become repayable to GSK and Flamel will receive immediate title to all production equipment.

Upon cessation of the supply agreement, in the normal course of business, GSK will pass title to all production equipment to Flamel without cost of any kind.

A total of $8,188,000 has been incurred on the acquisition of buildings and fixtures and a total of $11,138,000 has been incurred on behalf of GSK for the purchase of production equipment and associated costs. As of December 31, 2012, the funds received from GSK to finance the acquisition of assets owned by Flamel are classified in other current liabilities for $317,000 and in other long term liabilities for $3,818,000. The liability is amortized on a pro-rata basis over the expected life of the related assets and reflected as an offset of the depreciation of the related assets.

In July 2006, Flamel and GSK entered into a further agreement as a supplement to the original supply agreement whereby GSK partly sponsored the extension of the then existing facilities at Pessac from two lines to three. GSK has exclusive use of part of this equipment, in for the production of Coreg CR microparticles. The total funding provided by GSK amounted to $8.1 million to finance the acquisition of equipments, buildings and fixtures. The Company received all installments due under the agreement by December 31, 2007. As of December 31, 2012 the funds received from GSK to finance the extension were classified in other current liabilities for $354,000 and long term liabilities for $2,527,000. The liability is amortized on a pro-rata basis over the expected life of the assets and proportionally based on funding received compared with the total value of the related assets. This amortization is reflected as an offset of the depreciation of the related assets (see Note 13).

In May 2008, Flamel and GSK signed an amendment to the original supply agreement, extending the supply of commercial supplies of the product through to end of 2010. In October, 2011, the Company announced that it signed a new supply agreement with GSK for the production of Coreg CR microparticles; the Company is the sole supplier of Coreg CR microparticles for GSK.  Under the agreement, the Company will receive guaranteed minimum payments to supply Coreg CR microparticles over a period of over a minimum period of five years. No earlier than January 1, 2013, GSK may terminate the agreement at their sole discretion by giving six months written notice. See Note 3. Subcontracting Agreement.

Wyeth Pharmaceuticals

On September 12, 2007 the Company entered into a development and license agreement with Wyeth Pharmaceuticals, (‘Wyeth’) now part of Pfizer Inc., whereby the Company agreed to license its Medusa technology for the development and licensing of a marketed protein. The Company received an upfront fee and may receive development fees, milestones and royalties on the product. On September 2, 2008 Wyeth confirmed their intention to pursue the development and license agreement triggering a $500,000 payment. On November 4, 2009 Wyeth exercised the option for the licensing of Flamel technology and paid $1,000,000.

In 2010, the Company recognized research and development revenues of $353,000. The Company also recognized $221,000 of amortization of up-front payment and option payment.

In 2011, the Company recognized research and development revenues of $75,000. The Company also recognized $665,000 of amortization of up-front payment and option payment, of which $425,000 relates to accelerated amortization due to termination.

In March 2012 the Company announced that the arrangement with Pfizer was discontinued.

Merck Serono, a division of Merck KGaA

On December 20, 2007 Flamel Technologies entered into a relationship with Merck Serono, a division of Merck KGaA, to investigate the applicability of Flamel's Medusa technology for the extended release of a therapeutic protein of Merck Serono's portfolio.

In consideration of the agreement signed in 2007, Merck Serono made an upfront payment of $2.7 million for investigating the therapeutic protein, which has been amortized over the initial feasibility period. In February 2009 Merck Serono exercised the option to license our technology triggering a payment of $ 6,500,000 (€5,000,000). Under the terms of the agreement, the Company is eligible to receive up to €41 million ($53 million) in milestone payments upon certain agreed-upon development events.

In 2010, the Company recognized research and development revenues of $4,091,000. The Company also recognized $5,437,000 of milestones payments and $1,327,000 of amortization of the initial up-front and option payments.

In 2011, the Company recognized research and development revenues of $2,398,000. The Company also recognized $1,391,000 of amortization of the initial up-front and option payments.

On November 2, 2012, Flamel received notice from Merck Serono to terminate for convenience the development and license agreement. For the year 2012, the Company recognized $2,745,000 of amortization of the initial up-front and option payments, of which $1,426,000 relates to accelerated amortization due to termination.

Baxter Healthcare Inc.

On June 19, 2009 the Company entered into agreement with Baxter Healthcare Inc., to formulate controlled release applications of blood clotting factor replacement therapies using Flamel’s Medusa® technology. In consideration of this agreement the Company received an access fee of $3,600,000 (€2,500,000).

In 2010, the Company recognized research and development revenues of $406,000. The Company also recognized $1,578,000 of amortization of the initial up-front fee.

In 2011, the Company recognized license revenues of $871,000 as amortization of the initial up-front fee. In October 2011 the Company announced that the agreement had been terminated.

Eagle Pharmaceuticals Inc

On October 12, 2011 the Company entered into a license and development agreement with Eagle Pharmaceuticals for the development of a Medusa-based hydrogel depot formulation of the small molecule antibiotic, tigecycline. In consideration of this agreement, the Company recognized research and development revenues of $345,000. Milestone payments amounting to $1.2 million (€0.9 million) will be received upon achievement of certain development and commercial events.

In 2012, the Company recognized research and development revenues of $659,000. The Company also recognized $43,000 of amortization of the initial up-front fee.

Pfizer Inc

The company entered into research collaboration with Pfizer Inc. to assess the applicability of the Medusa platform to certain molecules in development. Under this collaboration, the Company recognized research and development revenues of $333,000 in 2010 and $18,000 in 2011. In March 2012 the Company announced that the collaboration with Pfizer had been discontinued.

Corning

In December 1998, the Company signed a long-term research and product development agreement with Corning France and Corning Incorporated. Pursuant to the terms of this agreement, Flamel receives royalties on the sales of Corning products that utilize Flamel’s innovations.

The Company recognized royalties on Corning’s sales of $440,000 in 2010, $372,000 in 2011 and $152,000 in 2012.

Others

The Company recognized license and research and development revenues with undisclosed partners for an amount of $5,958,000 in 2010, $4,808,000 in 2011 and $5,877,000 in 2012.